Net interest income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and advances to banks	R$ 9,043,136	R$ 6,802,466	R$ 6,874,429
Loans and advances to customers:
- Loans	72,338,735	67,443,078	67,807,238
- Leases	247,502	152,978	256,455
Financial assets:
- At fair value through profit or loss	18,631,552	13,982,931	19,436,407
- Fair value through other comprehensive income	17,975,178	13,632,071	12,567,751
- At amortized cost	16,873,684	15,698,407	13,139,371
Compulsory deposits with the Central Bank	3,101,796	2,017,605	4,304,875
Other financial interest income	11,763	13,835	31,179
Total	138,223,346	119,743,371	124,417,705
Interest and similar expenses
- Interbank deposits	100,492	28,232	267,636
- Funding in the open market	(12,529,476)	(8,423,041)	(11,784,845)
- Borrowings and onlending	3,351,886	5,907,385	4,400,636
Deposits from customers:
- Savings accounts	(4,268,873)	(3,049,149)	(4,568,663)
- Time deposits	(11,175,855)	(5,634,342)	(7,707,131)
Securities issued	7,348,164	4,786,206	9,250,005
Subordinated debt	3,154,164	2,403,327	3,708,924
Technical provisions for insurance, Pension Plans and capitalization bonds	13,192,413	18,344,005	16,930,146
Total	(55,121,323)	(48,575,687)	(58,617,986)
Net interest income	R$ 83,102,023	R$ 71,167,684	R$ 65,799,719